Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	₩ 3,514,872	₩ 2,643,865
Trade accounts and notes receivable, net	9,070,031	9,130,204
Other receivables, net	1,581,517	1,385,629
Other short-term financial assets	8,996,049	8,081,096
Inventories	11,230,759	12,153,303
Current income tax assets	45,930	51,557
Assets held for sale	74,158	21,854
Other current assets	631,177	684,464
Total current assets	35,144,493	34,151,972
Long-term trade accounts and notes receivable, net	198,785	427,125
Other receivables, net	1,140,879	863,240
Other long-term financial assets	1,669,389	1,647,898
Investments in associates and joint ventures	3,927,755	3,650,003
Investment property, net	878,227	928,615
Property, plant and equipment, net	29,925,973	30,018,273
Intangible assets, net	4,908,473	5,170,825
Defined benefit assets, net	4,280	1,489
Deferred tax assets	1,247,313	1,408,787
Other non-current assets	325,241	508,764
Total non-current assets	44,226,315	44,625,019
Total assets	79,370,808	78,776,991
Liabilities
Trade accounts and notes payable	3,422,922	4,006,135
Short-term borrowings and current installments of long-term borrowings	8,548,212	10,289,619
Other payables	1,879,508	1,720,097
Other short-term financial liabilities	77,827	77,800
Current income tax liabilities	396,616	948,166
Liabilities directly associated with the assets held for sale	8
Provisions	360,337	298,453
Other current liabilities	1,865,638	2,090,307
Total current liabilities	16,551,068	19,430,577
Long-term trade accounts and notes payable	20,067	29,825
Long-term borrowings, excluding current installments	11,893,401	9,919,651
Other payables	585,129	148,868
Other long-term financial liabilities	31,494	64,162
Defined benefit liabilities, net	181,011	140,933
Deferred tax liabilities	1,691,498	1,688,893
Long-term provisions	458,154	431,036
Other non-current liabilities	195,688	250,432
Total non-current liabilities	15,056,442	12,673,800
Total liabilities	31,607,510	32,104,377
Equity
Share capital	482,403	482,403
Capital surplus	1,385,707	1,420,007
Hybrid bonds	199,384	199,384
Reserves	(1,157,980)	(1,404,368)
Treasury shares	(1,508,303)	(1,532,728)
Retained earnings	45,054,077	44,160,660
Equity attributable to owners of the controlling company	44,455,288	43,325,358
Non-controllinginterests	3,308,010	3,347,256
Total equity	47,763,298	46,672,614
Total liabilities and equity	₩ 79,370,808	₩ 78,776,991